Some 20 year old kid who just bought USPE:

“I’m in private equity now.”



wehavethedata · Follow

wehavethedata Private equity is going public with this stock USPE. They put the instructions on how to invest in their bio @TapPrivateMarkets. The IPO is on Robinhood, WeBull, Public and others.

This communication is provided with the consent of Tap Capital LLC (“Tap”), the investment adviser to Tap US Private Equity Fund of Funds (the “Fund”), and Tap is responsible for its content. Investors should carefully consider the Fund’s investment objectives, risks, and expenses before investing.

A registration statement on Form N-2 (File No. 333-286914) relating to the Fund’s common shares (the “Common Shares”) has been filed with the SEC but is not yet effective. The Common Shares may not be sold, and offers to buy may not be accepted, until the registration statement becomes effective. Any offering will be made only by means of a prospectus, available on the SEC’s website at www.sec.gov. The information herein and in the preliminary prospectus is incomplete and subject to change and does not constitute an offer to sell or a solicitation to buy securities.

TCBI Securities, Inc., doing business as Texas Capital Securities, is the lead underwriter for the proposed offering. It is a broker-dealer (Member FINRA, SIPC) and not affiliated with Tap.

An investment in the Fund is speculative, involves a high degree of risk, including leverage, and is suitable only for investors who can bear the risk of loss and illiquidity. See the “Principal Risks” section of the preliminary prospectus.

This communication does not constitute an offer to sell or a solicitation of an offer to buy any securities, nor may securities be offered or sold in any jurisdiction where such offer or sale would be unlawful prior to registration or qualification under applicable securities laws. The Fund’s securities have not been approved or disapproved by the SEC or any state securities authority, nor have such authorities passed on the accuracy or adequacy of this communication. Any representation to the contrary is a criminal offense. These materials are not investment advice or a recommendation, and there is no assurance that any stated objectives will be achieved.

Sponsored by Tap Capital.

7h

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7 hours ago

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pov: how your friend rolls up to the boy trip after buying 7 shares of $USPE

capitallgrowth
Paid partnership

capitallgrowth Private equity is going public with this stock USPE. They put the instructions on how to invest in their bio @tapprivatemarkets . The IPO is on Robinhood, WeBull, Public and others.

This communication is provided with the consent of Tap Capital LLC ("Tap"), the investment adviser to Tap US Private Equity Fund of Funds (the "Fund"), and Tap is responsible for its content. Investors should carefully consider the Fund's investment objectives, risks, and expenses before investing.

A registration statement on Form N-2 (File No. 333-286914) relating to the Fund's common shares (the "Common Shares") has been filed with the SEC but is not yet effective. The Common Shares may not be sold, and offers to buy may not be accepted, until the registration statement becomes effective. Any offering will be made only by means of a prospectus, available on the SEC's website at www.sec.gov. The information herein and in the preliminary prospectus is incomplete and subject to change and does not constitute an offer to sell or a solicitation to buy securities.

TCBI Securities, Inc., doing business as Texas Capital Securities, is the lead underwriter for the proposed offering. It is a broker-dealer (Member FINRA, SIPC) and not affiliated with Tap.

An investment in the Fund is speculative, involves a high degree of risk, including leverage, and is suitable only for investors who can bear the risk of loss and illiquidity. See the "Principal Risks" section of the preliminary prospectus.

This communication does not constitute an offer to sell or a solicitation of an offer to buy any securities, nor may securities be offered or sold in any jurisdiction where such offer or sale would be unlawful prior to registration or qualification under applicable securities laws. The Fund's securities have not been approved or disapproved by the SEC or any state securities authority, nor have such authorities passed on the accuracy or adequacy of this communication. Any representation to the contrary is a criminal offense. These materials are not investment advice or a recommendation, and there is no assurance that any stated objectives will be achieved.

Sponsored by Tap Capital.

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6 hours ago

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POV my 50 year old self every time I miss out on a generational investment



trustfundterry
Paid partnership

trustfundterry All my homies investing in PE now I guess.
Check bio on @TapPrivateMarkets for how to invest in the IPO.
Available on Robinhood, SoFi, WeBull, Public and others.

This communication is provided with the consent of Tap Capital LLC ("Tap"), the investment adviser to Tap US Private Equity Fund of Funds (the "Fund"), and Tap is responsible for its content. Investors should carefully consider the Fund's investment objectives, risks, and expenses before investing.
A registration statement on Form N-2 (File No. 333-286914) relating to the Fund's common shares (the "Common Shares") has been filed with the SEC but is not yet effective. The Common Shares may not be sold, and offers to buy may not be accepted, until the registration statement becomes effective. Any offering will be made only by means of a prospectus, available on the SEC's website at www.sec.gov. The information herein and in the preliminary prospectus is incomplete and subject to change and does not constitute an offer to sell or a solicitation to buy securities.
TCBI Securities, Inc., doing business as Texas Capital Securities, is the lead underwriter for the proposed offering. It is a broker-dealer (Member FINRA, SIPC) and not affiliated with Tap.
An investment in the Fund is speculative, involves a high degree of risk, including leverage, and is suitable only for investors who can bear the risk of loss and illiquidity. See the "Principal Risks" section of the preliminary prospectus.
This communication does not constitute an offer to sell or a solicitation of an offer to buy any securities, nor may securities be offered or sold in any jurisdiction where such offer or sale would be unlawful prior to registration or qualification under applicable securities laws. The Fund's securities have not been approved or disapproved by the SEC or any state securities authority, nor have such authorities passed on the accuracy or adequacy of this communication. Any representation to the contrary is a criminal offense. These materials are not investment advice or a recommendation, and there is no assurance that any stated objectives will be achieved.
Sponsored by Tap Capital.
5h

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5 hours ago

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PE funds becoming available in brokerage accounts and 401Ks


LIVE

wallstreetoasis

wallstreetoasis Private equity is going public with this stock USPE. They put the instructions on how to invest in their bio @tapprivatemarkets. The IPO is on Robinhood, WeBull, Public and others.

This communication is provided with the consent of Tap Capital LLC ("Tap"), the investment adviser to Tap US Private Equity Fund of Funds (the "Fund"), and Tap is responsible for its content. Investors should carefully consider the Fund's investment objectives, risks, and expenses before investing.

A registration statement on Form N-2 (File No. 333-286914) relating to the Fund's common shares (the "Common Shares") has been filed with the SEC but is not yet effective. The Common Shares may not be sold, and offers to buy may not be accepted, until the registration statement becomes effective. Any offering will be made only by means of a prospectus, available on the SEC's website at www.sec.gov. The information herein and in the preliminary prospectus is incomplete and subject to change and does not constitute an offer to sell or a solicitation to buy securities.

TCBI Securities, Inc., doing business as Texas Capital Securities, is the lead underwriter for the proposed offering. It is a broker-dealer (Member FINRA, SIPC) and not affiliated with Tap.

An investment in the Fund is speculative, involves a high degree of risk, including leverage, and is suitable only for investors who can bear the risk of loss and illiquidity. See the "Principal Risks" section of the preliminary prospectus.

This communication does not constitute an offer to sell or a solicitation of an offer to buy any securities, nor may securities be offered or sold in any jurisdiction where such offer or sale would be unlawful prior to registration or qualification under applicable securities laws. The Fund's securities have not been approved or disapproved by the SEC or any state securities authority, nor have such authorities passed on the accuracy or adequacy of this communication. Any representation to the contrary is a criminal offense. These materials are not investment advice or a recommendation, and there is no assurance that any stated objectives will be achieved.

Sponsored by Tap Capital.

9h

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9 hours ago

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